Cash flow statement - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Change in amounts due from fellow Lloyds Banking Group undertakings	£ 280	£ (24)	£ (77)
Change in other financial assets held at amortised cost	(19,683)	9,394	(167)
Change in financial assets at fair value through profit or loss	(459)	(491)	427
Change in derivative financial instruments	(3,182)	279	(2,877)
Change in other operating assets	1,048	(235)	(206)
Change in operating assets	£ (21,996)	£ 8,923	£ (2,900)